CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CNY (¥) ¥ in Thousands	Ordinary shares Class A ordinary shares	Ordinary shares Class B ordinary shares	Additional paid-in capital	Treasury stock	Accumulated deficit	Accumulated other comprehensive income/loss	Non-controlling interests	Total
Balance, beginning of the year at Dec. 31, 2019	¥ 613	¥ 66	¥ 2,000,267	¥ (2,333)	¥ (1,358,350)	¥ (3,054)	¥ 6,739	¥ 643,948
Balance, beginning of the year (in shares) at Dec. 31, 2019	902,282,202	96,082,700		2,561,468
Increase (Decrease) in Stockholders' Equity
Net income/(loss)					(280,231)		889	(279,342)
Share-based compensation			39,277					39,277
Share repurchase				¥ (11,748)				(11,748)
Share repurchase (in shares)	(12,996,125)			12,996,125
Capital injection from non-controlling interests							520	520
Foreign currency translation adjustment						(4,843)		(4,843)
Issuance of ordinary shares upon exercise of share-based awards	¥ 8							8
Issuance of ordinary shares upon exercise of share-based awards (in shares)	12,138,965
Cancellation of share-based awards	(250,447)
Others			1,149					1,149
Balance, end of the year at Dec. 31, 2020	¥ 621	¥ 66	2,040,693	¥ (14,081)	(1,638,581)	(7,897)	8,148	388,969
Balance, end of the year (in shares) at Dec. 31, 2020	901,174,595	96,082,700		15,557,593
Increase (Decrease) in Stockholders' Equity
Net income/(loss)					(89,571)		(1,038)	(90,609)
Share-based compensation			15,018					15,018
Share repurchase				¥ (5,780)				(5,780)
Share repurchase (in shares)	(6,646,700)			6,646,700
Capital injection from non-controlling interests							750	750
Foreign currency translation adjustment						(1,090)		(1,090)
Issuance of ordinary shares upon exercise of share-based awards	¥ 7		(6,263)	¥ 6,263				7
Issuance of ordinary shares upon exercise of share-based awards (in shares)	10,556,462			(6,002,675)
Cancellation of share-based awards	(1,298,199)
Balance, end of the year at Dec. 31, 2021	¥ 628	¥ 66	2,049,448	¥ (13,598)	(1,728,152)	(8,987)	7,860	307,265
Balance, end of the year (in shares) at Dec. 31, 2021	903,786,158	96,082,700		16,201,618
Increase (Decrease) in Stockholders' Equity
Net income/(loss)					21,943		694	22,637
Share-based compensation			12,376					12,376
Capital injection from non-controlling interests							174	174
Foreign currency translation adjustment						3,127		3,127
Issuance of ordinary shares upon exercise of share-based awards			(1,588)	¥ 1,588
Issuance of ordinary shares upon exercise of share-based awards (in shares)	2,107,600			(2,107,600)
Acquisition of non-controlling interests of subsidiaries			1,388				(3,093)	(1,705)
Sale of a subsidiary's shares to non-controlling shareholders			(133)				1,643	1,510
Balance, end of the year at Dec. 31, 2022	¥ 628	¥ 66	¥ 2,061,491	¥ (12,010)	¥ (1,706,209)	¥ (5,860)	¥ 7,278	¥ 345,384
Balance, end of the year (in shares) at Dec. 31, 2022	905,893,758	96,082,700		14,094,018